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[ABN-AMRO ASSET MANAGEMENT LOGO]


                                 ABN AMRO FUNDS

ABN AMRO/RIVER ROAD DYNAMIC EQUITY INCOME FUND                    ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND
             ABN AMRO GROWTH FUND                                        ABN AMRO REAL ESTATE FUND
    ABN AMRO/MONTAG & CALDWELL GROWTH FUND                             ABN AMRO/VEREDUS SCITECH FUND
     ABN AMRO/TAMRO LARGE CAP VALUE FUND                                   ABN AMRO BALANCED FUND
             ABN AMRO VALUE FUND                                  ABN AMRO/MONTAG & CALDWELL BALANCED FUND
     ABN AMRO/VEREDUS SELECT GROWTH FUND                                     ABN AMRO BOND FUND
            ABN AMRO MID CAP FUND                                   ABN AMRO INVESTMENT GRADE BOND FUND
         ABN AMRO MID CAP GROWTH FUND                                  ABN AMRO HIGH YIELD BOND FUND
   ABN AMRO/RIVER ROAD SMALL CAP VALUE FUND                             ABN AMRO MUNICIPAL BOND FUND
        ABN AMRO/TAMRO SMALL CAP FUND


                 (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")

                        SUPPLEMENT DATED MAY 11, 2006 TO
        ABN AMRO FUNDS CLASS I, CLASS N AND CLASS R SHARES PROSPECTUSES
                              DATED MARCH 1, 2006


                                IMPORTANT NOTICE

     On April 20, 2006, ABN AMRO Asset Management, Inc. and its affiliates ABN AMRO Asset Management Holdings, Inc., ABN AMRO Investment Fund Services, Inc. ("AAIFS"), Montag & Caldwell, Inc., TAMRO Capital Partners LLC, Veredus Asset Management LLC and River Road Asset Management LLC (collectively, the "ABN AMRO") entered into a definitive agreement to sell substantially all of the assets related to their U.S. mutual fund business (the "Purchase Agreement") to Highbury Financial Inc. and Aston Asset Management LLC ("Aston"), a newly created subsidiary of Highbury. Subject to approval of the Board of Trustees and shareholders and other conditions, Aston would become investment adviser to nineteen series of ABN AMRO Funds (the "Trust") listed above. ABN AMRO would continue to be responsible for the day-to-day management of each Fund as a sub-adviser to Aston, except as described below. The transactions under the Purchase Agreement are collectively referred to as the "Strategic Transaction."

     On May 9, 2006, the Board of Trustees of ABN AMRO Funds considered and approved several proposals in connection with the Strategic Transaction. The proposals approved by the Board of Trustees in connection with the Strategic Transaction included the following:

      (i) approval of a new investment advisory agreement with Aston with respect to nineteen series of the Trust listed above, which provides for the same investment advisory fee rate currently in effect for each Fund;

      (ii) approval of a new sub-advisory agreement for nineteen series of the Trust listed above with the sub-advisers shown on the next page;

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      (iii) approval of the assignment of the agreements relating to the provision of administration services from AAIFS to Aston; and

      (iv) approval of name changes for the Trust and each Fund to reflect the name Aston and, if applicable, ABN AMRO.

     The Board of Trustees approved new sub-advisory agreements with respect to each Fund as follows:

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                   FUND                                                 PROPOSED SUB-ADVISER
------------------------------------------------------------------------------------------------------
ABN AMRO Growth Fund                                           ABN AMRO Asset Management, Inc.*
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ABN AMRO Mid Cap Growth Fund                                   ABN AMRO Asset Management, Inc.*
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ABN AMRO Real Estate Fund                                      ABN AMRO Asset Management, Inc.*
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ABN AMRO High Yield Bond Fund                                  ABN AMRO Asset Management, Inc.*
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ABN AMRO/Montag & Caldwell Growth Fund                         Montag & Caldwell, Inc.*
-----------------------------------------------------------------------------------------------------
ABN AMRO/Montag & Caldwell Balanced Fund                       Montag & Caldwell, Inc.*
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ABN AMRO/River Road Dynamic Equity Income Fund                 River Road Asset Management LLC*
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ABN AMRO/River Road Small Cap Value Fund                       River Road Asset Management LLC*
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ABN AMRO/TAMRO Large Cap Value Fund                            TAMRO Capital Partners LLC*
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ABN AMRO/TAMRO Small Cap Fund                                  TAMRO Capital Partners LLC*
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ABN AMRO/Veredus Select Growth Fund                            Veredus Asset Management LLC*
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ABN AMRO/Veredus SciTech Fund                                  Veredus Asset Management LLC*
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ABN AMRO/Veredus Aggressive Growth Fund                        Veredus Asset Management LLC*
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ABN AMRO Value Fund                                            MFS Institutional Advisers, Inc.**
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ABN AMRO Mid Cap Fund                                          Optimum Investment Advisors, LP**
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ABN AMRO Bond Fund                                             Taplin, Canida & Habacht, Inc.
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ABN AMRO Investment Grade Bond Fund                            Taplin, Canida & Habacht, Inc.
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ABN AMRO Municipal Bond Fund                                   McDonnell Investment Management, LLC
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ABN AMRO Balanced Fund                                         Taplin, Canida & Habacht, Inc.
                                                               (Income Portion)
                                                               ABN AMRO Asset Management, Inc.
                                                               (Equity Portion)*
-----------------------------------------------------------------------------------------------------


 * Currently serves as investment adviser to the Fund.
** Currently serves as sub-adviser with respect to the Fund.

     The new investment advisory and sub-advisory agreements are also subject to the approval of each Fund's shareholders. Shareholders of each Fund will receive a proxy statement in early July, which will describe these agreements in more detail and seek shareholder approval of the agreements. Although shareholders of each Fund vote separately with respect to the agreements affecting their Fund, the proposals are dependent on each other. If the agreements are approved by shareholders of substantially all of the Funds and certain other conditions required by the Purchase Agreement are satisfied or waived, the agreements will become effective as of the closing date of the Purchase Agreement and the existing investment advisory and sub-advisory agreements with respect to each Fund will be terminated. It is anticipated that the transactions under the Purchase Agreement will close in the third quarter of 2006.

ABN sup trans506